Inventories (Tables)	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	187	184
Gold on hand (doré/bullion)	65	77
Ore stockpiles	361	324
Uranium oxide and sulfuric acid	31	43
Supplies	275	255
	919	883
Less: Materials on the leach pad(1)	(93)	(91)
	826	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	359	331
Ore stockpiles	75	27
	434	358
Less: Materials on the leach pad(1)	(359)	(331)
	75	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.